Submission	Oct. 21, 2024
Submission [Line Items]
Central Index Key	0001598110
Registrant Name	CyberArk Software Ltd.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES